Investment Options	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Options	Investment Options
The Trustee, under a declaration of trust, provides for the establishment, management, investment and reinvestment of the Plan’s assets. The Benefits Investment Committee established the Plan’s investment options by offering four investment tiers, which include a broad range of funds as core options. Core options are those funds in which employees can invest directly through payroll contributions. The investment tiers are described below.

LifePath Index Funds – The LifePath Index Funds consist of a series of funds which bear different risk profiles based on a targeted retirement date, ranging from 2030 to 2070. Each LifePath Index Fund is a collective trust fund composed predominantly of a combination of index funds covering the domestic fixed income, domestic equity, international equity and global real estate securities asset classes. The fund manager rebalances the investment mix periodically to gradually shift toward a more conservative profile as the fund’s maturity date approaches. There is also a separate fund for individuals near to or already in retirement, which intends to preserve account balances by maintaining a lower risk profile.

Passively Managed Index Funds – The passively managed index funds consist of four index funds covering the major asset classes (domestic investment grade bonds, domestic large cap equity, mid and small cap equity, and international equity). These funds are designed to track a specific investment index, such as the Standard and Poor’s 500 Index. The fund managers attempt to replicate the holdings and performance of the index, but do not seek to exceed the index’s returns, less fees and expenses.

Actively Managed Funds and Common Stock – The actively managed funds consist of 14 funds (plus the Company’s common stock) covering the major asset classes. The investment managers of actively managed funds seek to exceed the returns of a given market index or benchmark. Because this approach often requires enhanced research and trading activity, fees and expenses are generally higher than fees in passively managed index funds. The goal is to outperform the benchmark enough to offset those higher expenses. Most of the funds have a multi-manager structure to reduce manager performance risk and to benefit from less than perfect correlation between different types of investment approaches within a sub-asset class.

Participants have the opportunity to own shares of the Company’s common stock. A common stock investment in a single company is subject to the fluctuations of the stock market, as well as a company’s performance and its long-term financial prospects. Contributions and transfers into the Company’s stock fund are limited, generally, to 20% of a participant’s overall plan balance. New contributions or transfers into the Company’s common stock fund are not permitted if the contribution or transfer would cause the total allocation to exceed 20% of a participant’s overall plan balance. If a participant elects more than 20% of their overall plan balance to be invested in the Company’s stock fund, the amount exceeding 20% of that participant’s overall account balance will automatically be redirected to the LifePath Index fund closest to the year in which the participant will reach age 65.
Self-Directed Account – The SDA provides the opportunity for participants to build and manage their portfolio with access to various mutual funds and exchange-traded funds, subject to any limitations imposed by the Plan. A participant must have at least a $10,000 account balance to be eligible to invest in the SDA. The minimum initial investment in the SDA is $5,000, and subsequent transfers from any other fund into the SDA must be at least $1,000. The maximum amount that a participant may elect to invest in the SDA is 50% of their account balance, excluding any outstanding loans.

There is no assurance that the stated objective of any of the funds can be achieved.

The Company pays, or reimburses participants’ accounts for, the investment management fees for all passively managed index funds managed by an affiliate. For those actively managed funds which are wholly or partially managed by an affiliate, the Company directly pays, or reimburses participants’ accounts for, the portion of the investment management fees attributable to the related affiliate. Fees charged by the LifePath Index Funds, non-affiliated fund managers of actively managed funds and mutual funds and exchange-traded funds in the SDA are paid by the participant. In addition, the Company reimburses participants’ accounts for the administrative fees (or a portion thereof) charged by managers for those investment options that are managed (or partially managed) by an affiliate; however, the Company does not reimburse participants for any portion of the administrative fees charged by managers for those investment options that are managed by entities not affiliated with the Company.

Revenue sharing and securities lending revenue generated by an investment fund is allocated to the fund for the benefit of Plan participants investing in the fund.